Appendix 4 Additional Information on Financial Debt	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Other Financial Liabilities

17.OTHER FINANCIAL LIABILITIES

The balance of other financial liabilities as of December 31, 2017 and 2016 is as follows:

	Balance as of
Other Financial Liabilities	12-31-2017		12-31-2016
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing borrowings	17,255,679	760,932,929	18,013,012	802,046,968
Hedging derivatives (*)	304,278	21,045,216	313,571	48,981,953
Non-hedging derivatives (**)	1,255,478	-	7,369,481	2,987,830
Total	18,815,435	781,978,145	25,696,064	854,016,751

(*) See Note 19.2.a.

(**) See Note 19.2.b.

17.1	Interest-bearing borrowings

The detail of current and non-current interest-bearing borrowings as of December 31, 2017 and 2016 is as follows:

	Balance as of
Interest-bearing borrowings	12-31-2017		12-31-2016
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans	109	-	4,172	-
Unsecured liabilities	15,455,782	748,123,803	16,168,473	786,137,688
Finance leases	1,799,788	12,809,126	1,840,367	15,909,280
Total	17,255,679	760,932,929	18,013,012	802,046,968

17.2	Bank loans by currency and contractual maturity as of December 31, 2017 and 2016 are as follows:
-	Summary of bank loans by currency and contractual maturity

					Balance as of 12-31-2017			Balance as of 12-31-2016
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes/No)	One to three months	Three to twelve months	Total Current	One to three months	Three to twelve months	Total Current
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	CH$	6.00%	6.00%	No	109	-	109	4,172	-	4,172
Total					109	-	109	4,172	-	4,172

-	Identification of Bank Loans by Company

										Balance as of 12-31-2017		Balance as of 12-31-2016
Taxpayer			Taxpayer				Effective	Nominal		Less than	Total	Less than	Total
ID No.	Company	Country	ID No.	Financial Institution	Country	Currency	Interest	Interest	Interest payment	90 days	Current	90 days	Current
							Rate	Rate		ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	97	97	2,037	2,037
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander	Chile	Ch$	6.00%	6.00%	At maturity	12	12	2,135	2,135
				Total ThCh$						109	109	4,172	4,172

Appendix 4, letter a), presents details of estimated future cash flows (undiscounted) that the Group will have to disburse to settle the bank loans detailed above.

17.3	Unsecured liabilities

The detail of unsecured liabilities by currency and maturity as of December 31, 2017 and 2016 is as follows:

					Balance as of 12-31-2017
					Current			Non-current
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes/No)	One to three months	Three to twelve months	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	No	6,322,081	2,206,269	8,528,350	-	-	-	-	430,228,859	430,228,859
Chile	UF	6.00%	5.48%	No	-	6,927,432	6,927,432	5,574,013	5,574,013	5,574,013	5,574,013	295,598,892	317,894,944
				Total	6,322,081	9,133,701	15,455,782	5,574,013	5,574,013	5,574,013	5,574,013	725,827,751	748,123,803

					Balance as of 12-31-2016
					Current			Non-current
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes/No)	One to three months	Three to twelve months	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	No	6,884,819	2,402,653	9,287,472	-	-	-	-	468,578,474	468,578,474
Chile	UF	6.00%	5.48%	No	-	6,881,001	6,881,001	5,480,380	5,480,380	5,480,380	5,480,380	295,637,694	317,559,214
				Total	6,884,819	9,283,654	16,168,473	5,480,380	5,480,380	5,480,380	5,480,380	764,216,168	786,137,688
17.4	Secured liabilities

The detail of secured liabilities by currency and maturity as of December 31, 2017 and 2016 is as follows:

-	Summary of secured liabilities by currency and maturity

There are no secured liabilities as of December 31, 2017 and 2016.

-	Fair value measurement and hierarchy

The fair value of current and non-current bond obligations, both secured and unsecured, as of December 31, 2017 and 2016 totaled ThCh$ 947,565,989 and ThCh$ 998,383,047 respectively. During both periods, the obligations have been classified as Level 2 fair values based on the inputs from the valuation techniques used (see Note 3.g). Notably, these financial liabilities are measured at amortized cost. (See Note 3.f.4).

-	Secured and Unsecured Liabilities by Company

										Balance as of 12-31-2017
										Current			Non-current
							Effective	Nominal	Secured				One to	Two to	Three to
Taxpayer ID	Company	Country	Taxpayer ID	Company	Country	Currency	Interest	Interest	(Yes	Less than	More than	Total	two	three	four	Four to	More than	Total
No.			No.				Rate	Rate	/ No)	90 days	90 days		years	years	years	five years	five years
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-1	US	US$	7.96%	7.88%	No	4,152,926	-	4,152,926	-	-	-	-	125,566,611	125,566,611
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-2	US	US$	7.40%	7.33%	No	1,328,023	-	1,328,023	-	-	-	-	42,902,198	42,902,198
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-3	US	US$	8.26%	8.13%	No	841,132	-	841,132	-	-	-	-	19,398,499	19,398,499
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon 24296	US	US$	4.32%	4.25%	No	-	2,206,269	2,206,269	-	-	-	-	242,361,551	242,361,551
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 317-H	Chile	U.F.	7.17%	6.20%	No	-	6,374,051	6,374,051	5,574,013	5,574,013	5,574,013	5,574,013	30,872,536	53,168,588
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522-M	Chile	U.F.	4.82%	4.75%	No	-	553,381	553,381	-	-	-	-	264,726,356	264,726,356
				Total						6,322,081	9,133,701	15,455,782	5,574,013	5,574,013	5,574,013	5,574,013	725,827,751	748,123,803

										Balance as of 12-31-2016
										Current			Non-current
							Effective	Nominal	Secured				One to	Two to	Three to
Taxpayer ID	Company	Country	Taxpayer ID	Company	Country	Currency	Interest	Interest	(Yes	Less than	More than	Total	two	three	four	Four to	More than	Total
No.			No.				Rate	Rate	/ No)	90 days	90 days		years	years	years	five years	five years
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-1	US	US$	7.96%	7.88%	No	4,522,585	-	4,522,585	-	-	-	-	136,759,395	136,759,395
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-2	US	US$	7.40%	7.33%	No	1,446,232	-	1,446,232	-	-	-	-	46,792,429	46,792,429
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-3	US	US$	8.26%	8.13%	No	916,002	-	916,002	-	-	-	-	21,608,757	21,608,757
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon 24296	US	US$	4.32%	4.25%	No	-	2,402,653	2,402,653	-	-	-	-	263,417,893	263,417,893
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 317-H	Chile	U.F.	7.17%	6.20%	No	-	6,337,021	6,337,021	5,480,380	5,480,380	5,480,380	5,480,380	35,587,764	57,509,284
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522-M	Chile	U.F.	4.82%	4.75%	No	-	543,980	543,980	-	-	-	-	260,049,930	260,049,930
				Total						6,884,819	9,283,654	16,168,473	5,480,380	5,480,380	5,480,380	5,480,380	764,216,168	786,137,688

Appendix 4, letter b) shows the detail of estimated future cash flows (undiscounted) that the Group will have to disburse to settle the secured and unsecured liabilities detailed above.

-	Detail of Finance Lease Obligations

Balance as of December 31, 2017
								Current			Non-current
							Nominal	Less			One to	Two to	Three to
Taxpayer ID	Company	Country	Taxpayer ID	Name	Country	Currency	Interest	than	More than	Total	two	three	four	Four to	More than	Total
No.			No.				Rate	90 days	90 days		years	years	years	five years	five years
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6.50%	439,377	1,360,411	1,799,788	2,459,000	1,916,774	2,041,364	2,174,053	4,217,935	12,809,126
				Total						1,799,788						12,809,126

Balance as of December 31, 2016
								Current			Non-current
							Nominal	Less			One to	Two to	Three to
Taxpayer ID	Company	Country	Taxpayer ID	Name	Country	Currency	Interest	than	More than	Total	two	three	four	Four to	More than	Total
No.			No.				Rate	90 days	90 days		years	years	years	five years	five years
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6.50%	449,283	1,391,084	1,840,367	2,677,880	2,677,880	1,959,990	2,087,390	6,506,140	15,909,280
				Total						1,840,367						15,909,280

Appendix 4 letter c) presents details of estimated future cash flows (undiscounted) that the Group will have to disburse to settle the finance lease obligations detailed above.

17.5	Hedged debt

Of the U.S. dollar denominated debt held by the Group as of December 31, 2017, ThCh 440,823,086 is related to future cash flow hedges for the Group’s U.S. dollar-linked operating income (see Note 3.m). As of December 31, 2016, this amount was ThCh$ 480,061,539.

The following table details changes in “Reserve for cash flow hedges” for the years ended December 31, 2017, 2016 and 2015 due to exchange differences corresponding to this debt:

	12-31-2017	12-31-2016	12-31-2015
HEDGING RESERVE	ThCh$	ThCh$	ThCh$
Balance in hedging reserves (hedging income) at beginning of year	(85,790,673)	(122,448,724)	(64,530,210)
Foreign currency exchange differences recorded in net equity	28,878,949	23,870,051	(70,199,670)
Recognition of foreign currency exchange differences in profit (loss)	12,633,039	12,788,000	6,438,133
Foreign currency translation differences	-	-	(73,961)
Classified as assets held for distribution to owners (*)	-	-	5,916,984
Balance in hedging reserves (hedging income) at year end	(44,278,685)	(85,790,673)	(122,448,724)

(*) Corresponds to the effects generated by the financial debt of Enel Generación Perú S.A. (formerly named Edegel S.A.A.)

17.6	Other information

As of December 31, 2017 and 2016 the Group had long-term lines of credit unconditionally available for use totaling ThCh$ 199,271,103 and ThCh$ 342,827,047, respectively.

Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Other Financial Liabilities

APPENDIX 4 ADDITIONAL INFORMATION ON FINANCIAL DEBT

This appendix is part of Note 17, “Other financial liabilities”.

The following tables present the contractual undiscounted, including contractual interest obligations, cash flows by type of financial debt:

a)	Bank borrowings
-	Summary of bank borrowing by currency and maturity

					Balance as of 12-31-2017			Balance as of 12-31-2016
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes/No)	One to three months	Three to twelve months	Total Current	One to three months	Three to twelve months	Total Current
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	CH$	6.00%	6.00%	No	109	-	109	4,181	-	4,181
Total					109	-	109	4,181	-	4,181

-	Identification of bank borrowings by company

										Balance as of 12-31-2017		Balance as of 12-31-2016
Taxpayer ID No.	Company	Country	Taxpayer ID No.	Financial Institution	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Interest payment	Less than 90 days	Total Current	Less than 90 days	Total Current
										ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	97.006.000-6	Banco de Crédito e Inversiones	Chile	Ch$	6.00%	6.00%	At maturity	97	97	2,048	2,048
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander	Chile	Ch$	6.00%	6.00%	At maturity	12	12	2,133	2,133
				Total ThCh$						109	109	4,181	4,181

b)	Secured and unsecured liabilities
-	Summary of secured and unsecured liabilities by currency and maturity

					Balance as of 12-31-2017
					Current			Non-current
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes/No)	One to three months	Three to twelve months	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.00%	6.90%	No	6,697,979	20,093,935	26,791,914	26,791,913	26,791,913	26,791,913	26,791,913	568,727,913	675,895,565
Chile	UF	6.00%	5.48%	No	5,775,038	22,689,438	28,464,476	51,927,014	49,837,566	47,748,117	45,658,669	256,892,562	452,063,928
				Total	12,473,017	42,783,373	55,256,390	78,718,927	76,629,479	74,540,030	72,450,582	825,620,475	1,127,959,493

					Balance as of 12-31-2016
					Current			Non-current
Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes/No)	One to three months	Three to twelve months	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.99%	6.90%	No	7,264,786	21,794,359	29,059,145	29,059,146	29,059,146	29,059,146	29,059,146	641,348,382	757,584,966
Chile	UF	6.00%	5.48%	No	6,466,160	24,665,200	31,131,360	30,632,431	53,611,843	51,316,337	49,020,830	305,390,728	489,972,169
				Total	13,730,946	46,459,559	60,190,505	59,691,577	82,670,989	80,375,483	78,079,976	946,739,110	1,247,557,135

-	Secured and unsecured liabilities by company

									Balance as of 12-31-2017
									Current			Non-current
Taxpayer ID No.	Company	Country	Taxpayer ID No.	Company	Country	Currency	Nominal Interest Rate	Secured (Yes/ No)	Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-1	US	US$	7.88%	No	2,612,406	7,837,217	10,449,623	10,449,623	10,449,623	10,449,623	10,449,623	170,108,928	211,907,420
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-2	US	US$	7.33%	No	833,743	2,501,229	3,334,972	3,334,972	3,334,972	3,334,972	3,334,972	86,312,007	99,651,895
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-3	US	US$	8.13%	No	530,161	1,590,483	2,120,644	2,120,644	2,120,644	2,120,644	2,120,644	51,884,633	60,367,209
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon 24296	US	US$	4.25%	No	2,721,669	8,165,006	10,886,675	10,886,674	10,886,674	10,886,674	10,886,674	260,422,345	303,969,041
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 317-H	Chile	U.F.	6.20%	No	1,414,018	9,606,378	11,020,396	10,516,773	10,013,150	9,509,527	9,005,904	44,726,323	83,771,677
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522-M	Chile	U.F.	4.75%	No	4,361,020	13,083,060	17,444,080	41,410,241	39,824,416	38,238,590	36,652,765	212,166,239	368,292,251
				Total					12,473,017	42,783,373	55,256,390	78,718,927	76,629,479	74,540,030	72,450,582	825,620,475	1,127,959,493

										Balance as of 12-31-2016
										Current			Non-current
Taxpayer ID No.	Company	Country	Taxpayer ID No.	Company	Country	Currency	Effective Interest Rate	Nominal Interest Rate	Secured (Yes/ No)	Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-1	US	US$	7.96%	7.88%	No	2,832,647	8,497,942	11,330,589	11,330,590	11,330,590	11,330,590	11,330,590	196,227,387	241,549,747
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-2	US	US$	7.40%	7.33%	No	903,234	2,709,703	3,612,937	3,612,937	3,612,937	3,612,937	3,612,937	93,701,216	108,152,964
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon S-3	US	US$	8.26%	8.13%	No	574,765	1,724,294	2,299,059	2,299,059	2,299,059	2,299,059	2,299,059	56,341,806	65,538,042
91.081.000-6	Enel Generación Chile S.A.	Chile	Foreign	BNY Mellon 24296	US	US$	4.32%	4.25%	No	2,954,140	8,862,420	11,816,560	11,816,560	11,816,560	11,816,560	11,816,560	295,077,973	342,344,213
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 317-H	Chile	U.F.	7.17%	6.20%	No	1,525,571	9,843,433	11,369,004	10,870,075	10,371,146	9,872,218	9,373,289	52,887,199	93,373,927
91.081.000-6	Enel Generación Chile S.A.	Chile	97.036.000-k	Banco Santander 522-M	Chile	U.F.	4.82%	4.75%	No	4,940,589	14,821,767	19,762,356	19,762,356	43,240,697	41,444,119	39,647,541	252,503,529	396,598,242
				Total						13,730,946	46,459,559	60,190,505	59,691,577	82,670,989	80,375,483	78,079,976	946,739,110	1,247,557,135

c)	Finance lease obligations
-	Finance lease obligations by company

								Balance as of December 31, 2017
								Current			Non-current
Taxpayer ID No.	Company	Country	Taxpayer ID No.	Name	Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6.50%	685,232	2,052,448	2,737,680	2,728,693	2,719,123	2,708,931	2,698,076	4,473,883	15,328,706
				Total				685,232	2,052,448	2,737,680	2,728,693	2,719,123	2,708,931	2,698,076	4,473,883	15,328,706

								Balance as of December 31, 2016
								Current			Non-current
Taxpayer ID No.	Company	Country	Taxpayer ID No.	Name	Country	Currency	Nominal Interest Rate	Less than 90 days	More than 90 days	Total	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6.50%	734,006	2,200,827	2,934,833	2,931,533	2,928,019	2,924,276	2,920,289	7,777,314	19,481,431
				Total				734,006	2,200,827	2,934,833	2,931,533	2,928,019	2,924,276	2,920,289	7,777,314	19,481,431